Borrowings - Long-Term Debt Obligations (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Long-Term Debt Obligations:
December 31, 2016	$ 64,382
December 31, 2017	62,132
December 31, 2018	73,549
December 31, 2019	131,359
December 31, 2020	135,722
December 31, 2021 and thereafter	749,470
Total	$ 1,216,614	$ 1,162,522